PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com
December 10, 2013
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Invesco V.I. Utilities Fund (File No. 811-07452)
Preliminary Proxy Materials
Ladies and Gentlemen:
     Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, preliminary Notice of Meeting of Shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Trust in connection with a meeting of shareholders that is scheduled to be held on March 26, 2014.
Please send copies of all correspondence with respect to the Preliminary Proxy Statement to my attention or contact me at 713.214.4713.
Very truly yours,
/s/ Seba Kurian
Seba Kurian
Counsel